ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Account receivables pledged amount	$ 13,800,000	$ 17,200,000
Billed accounts receivables	8,298,616	26,962,525
Unbilled accounts receivables	$ 8,187,058	$ 6,503,690